Interim Funding Facility (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Amount outstanding	$ 400,655
Interest expense	10,953	32,827
Non-Revolving Interim Funding Facility [Member] | Rio Tinto Plc [Member]
Maximum borrowing capacity		1,800,000
Amount outstanding	400,700
Effective annual interest rate	effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%.
Effective annual percent based on percentage of three month libor	90.00%
Basis spread on interim funding facility interest rate	6.50%
Interest expense	900
Front end fee paid	18,000
Commitment fees incurred	$ 7,700
Annual commitment fee	0.40%